Group Balance Sheet - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]
Non-current assets
Goodwill	$ 797	$ 826
Intangible assets	4,389	3,645
Property, plant and equipment	66,468	64,734
Investments in equity accounted units	4,407	3,298
Inventories	214	203
Deferred tax assets	3,624	2,796
Receivables and other assets	1,659	1,893
Other financial assets	481	406
Total non-current assets	82,039	77,801
Current assets
Inventories	6,659	6,213
Receivables and other assets	3,945	3,478
Tax recoverable	115	347
Other financial assets	1,118	2,160
Cash and cash equivalents	9,673	6,775
Total current assets	21,510	18,973
Total assets	103,549	96,774
Current liabilities
Borrowings	(824)	(923)
Leases	(345)	(292)
Other financial liabilities	(273)	(69)
Trade and other payables	(8,238)	(8,047)
Tax payable	(542)	(223)
Close-down and restoration provisions	(1,523)	(1,142)
Provisions for post-retirement benefits and other employment costs	(361)	(353)
Other provisions	(637)	(554)
Total current liabilities	(12,743)	(11,603)
Non-current liabilities
Borrowings	(12,177)	(10,148)
Leases	(1,006)	(908)
Other financial liabilities	(513)	(904)
Trade and other payables	(596)	(604)
Tax payable	(31)	(36)
Deferred tax liabilities	(2,584)	(3,164)
Close-down and restoration provisions	(15,627)	(14,617)
Provisions for post-retirement benefits and other employment costs	(1,197)	(1,305)
Other provisions	(734)	(744)
Total non-current liabilities	(34,465)	(32,430)
Total liabilities	(47,208)	(44,033)
Net assets	56,341	52,741
Capital and reserves
Share premium account	4,324	4,322
Other reserves	8,328	7,755
Retained earnings	38,350	35,020
Equity attributable to owners of Rio Tinto	54,586	50,634
Attributable to non-controlling interests	1,755	2,107
Total equity	56,341	52,741
Rio Tinto plc
Capital and reserves
Share capital	207	207
Rio Tinto Limited
Capital and reserves
Share capital	$ 3,377	$ 3,330

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.